Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shareholders' equity:
Common shares Issued	53,856,509	53,306,109	44,958,843	42,418,326